DoubleLine Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

April 5, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:  DoubleLine Funds Trust (the “Trust”)
        File Nos. 333-164298 and 811-22378

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, DoubleLine Infrastructure Income Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment to the Trust’s Registration Statement dated April 1, 2016, and filed electronically as Post-Effective Amendment No. 43 under the Securities Act and Amendment No. 48 under the Investment Company Act of 1940, as amended (“Amendment No. 43/48”), as filed electronically with the Commission on March 30, 2016.  Amendment No. 43/48 became effective on April 1, 2016.

Please direct any inquiries regarding this filing to me at (414) 765-6620.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Alia M. Vasquez
Alia M. Vasquez, Esq.
Vice President
For U.S. Bancorp Fund Services, LLC,
as Administrator to the Trust

cc:	Keith T. Kirk, Deputy General Counsel, CCO, DoubleLine Capital LP
Timothy W. Diggins, Esq., Ropes & Gray LLP
Nathan D. Briggs, Esq., Ropes & Gray LLP
Jeremy C. Smith, Esq., Ropes & Gray LLP